PROSPECTUS

CCB Equity Fund

A Portfolio of CCB Funds

A mutual fund seeking to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The Fund attempts to achieve this objective by investing primarily in dividend paying common stocks.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS	;
Risk/Return Summary		1
What are the Fund's Fees and Expenses?		3
What are the Fund's Investment Strategies?		3
What are the Principal Securities in Which the Fund Invests?		4
What are the Specific Risks of Investing in the Fund?		5
What do Shares Cost?		5
How is the Fund Sold?		5
How to Purchase Shares		6
How to Exchange Shares		6
How to Redeem Shares		7
Account and Share Information		8
Who Manages the Fund?		8
Financial Information		9
Report of Independent Public Accountants		20
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
JULY 31, 2000

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a broad, diversified range of dividend paying common stocks of companies deemed to have above average earnings growth prospects and whose shares are available at reasonable prices. As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 65% of its total assets are invested in equity securities. The Adviser uses the "value" style of investing, selecting companies which are trading at discounts to their historic relationship to the market as well as to their expected growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's return include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Adviser may allocate more of the Fund's portfolio holdings to a particular industry sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
  Risks Related to Investing for Value. The Fund generally uses a "value" style of investing, so that the Fund's share price may lag that of other Funds using a different investment style.

The Shares offered by this prospectus are not deposits or obligations of Central Carolina Bank or its affiliates, are not endorsed or guaranteed by Central Carolina Bank or its affiliates and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the six-month period from January 1, 2000 to June 30, 2000 was 3.52%.

Within the period shown in the Chart, the Fund's highest quarterly return was 21.31% (quarter ended December 31, 1998). Its lowest quarterly return was (10.72%) (quarter ended September 30, 1998).

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999. As of August 1, 1999, Fund Shares are sold without a sales charge.

The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 ("S&P 500"), a broad-based market index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Average Annual Total Return Table

Calendar Period	Fund	S&P 500
1 Year	14.77%	21.05%
5 Years	23.89%	28.56%
Start of Performance[1]	23.83%	28.49%

1 The Fund's start of performance date was December 5, 1994.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

CCB EQUITY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2	0.85%
Distribution (12b-1) Fee	None
Shareholder Services Fee3	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses4	1.43%

1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending May 31, 2001.

Total Waivers of Fund Expenses	0.28%
Total Actual Annual Fund Operating Expenses (after waivers)[4]	1.15%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) will be 0.67% for the fiscal year ending May 31, 2001.

3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) will be 0.15% for the fiscal year ending May 31, 2001.

4 For the fiscal year ended May 31, 2000, the Total Annual Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) were 1.34% and 1.09%, respectively.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	;	$146
3 Years		$452
5 Years		$782
10 Years		$1,713

What are the Fund's Investment Strategies?

The Fund invests at least 65% of its assets in equity securities. The Fund invests primarily in a broad, diversified range of dividend-paying common stocks which, in the Adviser's opinion, are trading at a low valuation in relation to their history, to their current market and to their expected future price. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

Companies with similar characteristics may be grouped together in broad categories called sectors. Although the Adviser may allocate relatively more of the Fund's portfolio securities to a particular industry sector, the Adviser diversifies the Fund's investments, limiting the Fund's risk exposure with respect to individual securities and industry sectors.

The Fund's Adviser performs traditional fundamental analysis to select securities that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.

The Adviser uses the "value" style of investing, selecting securities of companies which are trading at discounts to their historic relationship to the market as well as to their expected growth. Because the Adviser uses a "value" style of investing, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks with growth characteristics.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

What Do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The minimum initial investment for Fund Shares by an investor is $1,000. Subsequent investments must be in amounts of at least $100. The Fund may waive these minimums for purchases made by the Trust Division of Central Carolina Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.

Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to trust clients of Central Carolina Bank and its affiliates and individual investors.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through Central Carolina Bank, or through an investment professional that has a sales agreement with the Distributor (Authorized Dealer).

THROUGH CENTRAL CAROLINA BANK

An investor may purchase Shares by calling Central Carolina Bank at 1-800-386-3111. Orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Payment is normally required within three business days.

Texas residents must purchase Shares of the Fund through Federated Securities Corp. at 1-800-356-2805.

THROUGH AN AUTHORIZED DEALER

Call your Authorized Dealer for specific instructions.

Purchase orders must be received by the Dealer before 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

How to Exchange Shares

You may exchange Shares of the Fund into shares of certain Federated Funds.

The Federated Funds you may exchange into are:

  Liberty U.S. Government Money Market Trust -- a U.S. government money market fund; and
  Federated American Leaders Fund, Inc. -- a high-quality equity fund.

To do this, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

BY TELEPHONE

You may exchange Shares by telephone by calling 1-800-386-3111, or by calling your Authorized Dealer directly.

Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

By Mail

You may exchange Shares by sending a written request to the Fund. Send your requests by mail to:

CCB Funds
c/o Federated Shareholder Services Company
P.O. Box 8609
Boston, MA 02266

In addition, you may exchange Shares by sending a written request to your Authorized Dealer directly.

How to Redeem Shares

The Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through Central Carolina Bank or directly from the Fund.

Redemption requests must be received by 3:00 p.m. (Eastern time) and must be transmitted by Central Carolina Bank to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

BY TELEPHONE

You may redeem Shares by calling Central Carolina Bank at 1-800-386-3111.

Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

BY MAIL

You may redeem Shares by sending a written request to the Fund.

Send your written redemption request including your name, the Fund name, your account number and the Share or dollar amount requested to:

CCB Funds
c/o Federated Shareholder Services Company
P.O. Box 8609
Boston, MA 02266

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares on a regular basis. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

ADDITIONAL CONDITIONS

Share Certificates

The Fund does not issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Central Carolina Bank. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 111 Corcoran Street, Durham, North Carolina 27702.

The Adviser has delegated daily management of the Fund's assets to the Sub-Adviser, Franklin Street Advisors, Inc., who is paid by the Adviser and not by the Fund. The Sub-Adviser's address is 6330 Quadrangle Drive, Chapel Hill, North Carolina 27514. The Sub-Adviser manages the Fund's assets, including buying and selling portfolio securities.

The Adviser is the bank within CCB Financial Corporation, which is a multibank holding company that includes a commercial bank subsidiary with offices in North Carolina. The Adviser has managed commingled funds since 1953. As of June 30, 2000, the Adviser managed $2.1 billion. The Adviser also manages one commingled fund with approximately $95 million in total assets. The Adviser has managed CCB Funds since their inception in July 1992.

The Sub-Adviser is a registered investment advisory firm founded in 1990 and is a wholly owned subsidiary of Franklin Street Partners, Inc., a privately owned holding company that also owns a private non-depository trust bank. As of June 30, 2000, the Sub-Adviser managed assets in excess of $800 million.

ADVISORY FEES

The Fund's Adviser receives an annual maximum investment advisory fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive all or a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion.

Robert C. Eubanks, Jr. has been the Fund's portfolio manager since its inception. Mr. Eubanks is the President of Franklin Street Advisors, Inc., and has served in that capacity since 1990. He is also Vice-Chairman and Chief Investment Officer of Franklin Street Trust, an affiliate of the Sub-Adviser. Prior to founding Franklin Street Trust, he was co-founder and president of McMillion Eubanks Capital Management in Greensboro, North Carolina.

William B. Thompson, Jr. has been a co-portfolio manager for the Fund since November 1995. Mr. Thompson is a portfolio manager for Franklin Street Advisors, Inc., and has served in that capacity since April 1995. Mr. Thompson is also a partner with Franklin Street Partners, Inc., the parent company of Franklin Street Advisors, Inc. Prior to joining Franklin Street Advisors, Inc., he was co-founder and President of Peacock-Thompson Investment Management in Cary, North Carolina since November 1987.

Financial Information

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Year Ended May 31,	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$21.74	$20.24	$17.33	$13.80	$11.48
Income From Investment Operations:
Net investment income	0.08	0.08	0.07	0.13	0.14
Net realized and unrealized gain on investments and options	3.27	3.10	3.93	3.72	2.57
Total from investment operations	3.35	3.18	4.00	3.85	2.71
Less Distributions:
Distributions from net investment income	(0.08)	(0.08)	(0.07)	(0.13)	(0.16)
Distributions from net realized gain on investments and options	(3.86)	(1.60)	(1.02)	(0.19)	(0.23)
Total distributions	(3.94)	(1.68)	(1.09)	(0.32)	(0.39)
Net Asset Value, End of Period	$21.15	$21.74	$20.24	$17.33	$13.80
Total Return[1]	16.12%	15.90%	23.86%	28.25%	23.91%

Ratios to Average Net Assets:
Expense	1.09%	1.00%	1.00%	1.03%	1.25%
Net investment income	0.38%	0.39%	0.39%	0.81%	1.08%
Expense waiver/reimbursement[2]	0.25%	0.09%	0.07%	0.16%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$93,870	$99,526	$219,694	$167,503	$29,194
Portfolio turnover	42%	92%	69%	55%	69%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

MAY 31, 2000
Shares			Value
		COMMON STOCKS--96.6%
		Commercial Services--0.7%
21,679	[1]	Sabre Holdings Corp.	$623,271
		Consumer Basics--7.7%
15,000		Emerson Electric Co.	885,000
120,000		General Electric Co.	6,315,000
		Total	7,200,000
		Consumer Non-Durables--2.8%
40,000		General Mills, Inc.	1,587,500
20,000		Unilever N.V., ADR	1,016,250
		Total	2,603,750
		Electronic Technology--24.1%
35,000	[1]	Applied Materials, Inc.	2,922,500
100,000	[1]	Cisco Systems, Inc.	5,693,750
19,500	[1]	EMC Corp. Mass	2,268,094
33,400		Intel Corp.	4,164,562
10,000		International Business Machines Corp.	1,073,125
20,000		Lucent Technologies, Inc.	1,147,500
10,000		Motorola, Inc.	937,500
25,000		Nortel Networks Corp.	1,357,812
42,000		Texas Instruments, Inc.	3,034,500
		Total	22,599,343
		Energy Minerals--1.2%
25,000		Burlington Resources, Inc.	1,143,750
		Finance--17.1%
30,000		American Express Co.	1,614,375
20,000		American International Group, Inc.	2,251,250
70,000		Associates First Capital Corp., Class A	1,920,625
50,000		Capital One Financial Corp.	2,362,500
21,000		Chase Manhattan Corp.	1,568,437
60,000		Citigroup, Inc.	3,731,250
17,100		Duke-Weeks Realty Corp.	368,719
41,500		Pennsylvania Real Estate Investment Trust	723,656
24,000		Peoples Bank Bridgeport	505,500
50,000		ProLogis Trust	1,034,375
		Total	16,080,687
		Health Technology--9.8%
50,400		Abbott Laboratories	2,050,650
50,000		Medtronic, Inc.	2,581,250
31,800		Merck & Co., Inc.	2,373,075
50,000		Pfizer, Inc.	2,228,125
		Total	9,233,100
		Industrial Services--2.4%
20,000		Nokia Oyj, Class A, ADR	1,040,000
15,000		Schlumberger Ltd.	1,103,437
2,904		Transocean Sedco Forex, Inc.	142,840
		Total	2,286,277
		Mortgage--2.6%
40,000		Fannie Mae	2,405,000
		Non-Energy Minerals--2.3%
37,000		Alcoa, Inc.	2,162,188
		Oil--5.1%
30,000		BP Amoco PLC, ADR	1,631,250
37,746		Exxon Mobil Corp.	3,144,713
		Total	4,775,963
		Producer Manufacturing--5.1%
55,000		Delphi Auto Systems Corp.	993,438
35,000		Honeywell International, Inc.	1,914,063
40,000		Tyco International Ltd.	1,882,500
		Total	4,790,001
		Retail--4.9%
40,000		Lowe's Cos., Inc.	1,862,500
21,500		Target Corp.	1,347,781
23,400		Wal-Mart Stores, Inc.	1,348,425
		Total	4,558,706
		Technology Services--2.7%
35,000	[1]	Microsoft Corp.	2,189,688
15,000	[1]	PSINet, Inc.	390,938
		Total	2,580,626
		Utilities--8.1%
70,000		Carolina Power & Light Co.	2,406,250
110,000		Cinergy Corp.	2,928,750
40,079	[1]	MCI Worldcom, Inc.	1,507,972
17,500		Vodafone AirTouch PLC, ADR	801,719
		Total	7,644,691
		Total Common Stocks (identified cost $48,848,962)	90,687,353
		MUTUAL FUND--2.4%
2,274,474		Goldman Sachs Financial Square Money Market Fund (AT NET ASSET VALUE)	2,274,474
		U.S. TREASURY OBLIGATION--1.1%
$1,000,000		United States Treasury Bill, 6/1/2000 (IDENTIFIED COST $1,000,000)	1,000,000
		Total Investments (identified cost $52,123,436)[2]	$93,961,827

Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $52,598,297. The net unrealized appreciation of investments on a federal tax basis amounts to $41,363,530 which is comprised of $43,169,010 appreciation and $1,805,480 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($93,870,066) at May 31, 2000.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000
Assets:
Total investments in securities, at value (identified cost $52,123,436 and tax cost $52,598,297)		$93,961,827
Cash		2,618
Income receivable		92,907
Receivable for shares sold		19,135
Prepaid expenses		912
Total assets		94,077,399
Liabilities:
Payable for shares redeemed	$16,837
Payable for adviser fee	106,242
Payable for shareholder services fee	59,472
Payable for administrative personnel and services fee	11,953
Payable for transfer and dividend disbursing agent fees and expenses	4,908
Accrued expenses	7,921
Total liabilities		207,333
Net Assets for 4,437,393 shares outstanding		$93,870,066
Net Assets Consist of:
Paid-in capital		$40,120,824
Net unrealized appreciation of investments		41,838,391
Accumulated net realized gain on investments and options		11,851,946
Undistributed net investment income		58,905
Total Net Assets		$93,870,066
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($93,870,066 4,437,393 shares outstanding)		$21.15

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 2000
Investment Income:
Dividends (net of foreign taxes withheld of $8,403)						$1,298,318
Interest						154,443
Total income						1,452,761
Expenses:
Investment adviser fee				$834,859
Administrative personnel and services fee				148,276
Custodian fees				16,505
Transfer and dividend disbursing agent fees and expenses				50,174
Directors'/Trustees' fees				8,163
Auditing fees				12,592
Legal fees				3,895
Portfolio accounting fees				45,328
Shareholder services fee				161,286
Share registration costs				14,772
Printing and postage				16,785
Insurance premiums				869
Miscellaneous				2,895
Total expenses				1,316,399
Waivers:
Waiver of investment adviser fee		$(176,794)
Waiver of shareholder services fee		(64,514)
Total waivers	;		;	(241,308)	;
Net expenses						1,075,091
Net investment income						$377,670
Realized and Unrealized Gain on Investments and Options:
Net realized gain on investments and options						13,862,859
Net change in unrealized appreciation of investments and options						763,308
Net realized and unrealized gain on investments and options						14,626,167
Change in net assets resulting from operations						$15,003,837

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31,	2000	1999
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$377,670	$659,246
Net realized gain on investments and options ($14,050,309 and $15,378,089, respectively, as computed for federal tax purposes)	13,862,859	15,309,462
Net change in unrealized appreciation of investments and options	763,308	(7,645,911)
Change in net assets resulting from operations	15,003,837	8,322,797
Distributions to Shareholders:
Distributions from net investment income	(370,116)	(836,115)
Distributions from net realized gain on investments and options	(16,844,327)	(17,056,128)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,214,443)	(17,892,243)
Share Transactions:
Proceeds from sale of shares	8,210,125	36,663,336
Net asset value of shares issued to shareholders in payment of distributions declared	3,070,354	1,187,375
Cost of shares redeemed	(14,725,349)	(148,449,379)
Change in net assets resulting from share transactions	(3,444,870)	(110,598,668)
Change in net assets	(5,655,476)	(120,168,114)
Net Assets:
Beginning of period	99,525,542	219,693,656
End of period (including undistributed net investment income of $58,905 and $51,351, respectively)	$93,870,066	$99,525,542

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000

ORGANIZATION

CCB Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of one portfolio. The financial statements included herein are those of CCB Equity Fund (the "Fund"), a diversified portfolio. The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on the primary national securities exchange. Unlisted equity securities are generally valued at the mean of the latest bid and asked prices provided by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on theses transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Option Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and as an unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended May 31, 2000, the Fund had a realized gain of $274,864 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Aggregate Face Value
Outstanding at prior period-end	400	$28,799
Contracts written	1490	558,554
Contracts expired	(950)	(188,995)
Contracts closed	(940)	(398,358)
Outstanding at May 31, 2000	0	$0

At May 31, 2000, the Fund had no outstanding options.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended May 31,	2000	1999
Shares sold	387,273	3,263,940
Shares issued to shareholders in payment of distributions declared	150,266	57,062
Shares redeemed	(677,341)	(9,598,643)
Net change resulting from share transactions	(139,802)	(6,277,641)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Franklin Street Advisors, Inc., (the "Sub-Adviser"), the Sub-Adviser receives an annual fee from the Adviser equal to 0.65% of the Fund's average daily net assets. The Sub-Adviser may voluntarily waive any portion of its fee.

Administrative Fee

Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $125,000.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary Federated Shareholders Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $35,000 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the year ended May 31, 2000, the Fund expensed $4,397 which represents the remainder of the organizational expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended May 31, 2000, were as follows:

Purchases	;	$39,545,607
Sales		$60,264,771

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CCB FUNDS (CCB EQUITY FUND):

We have audited the accompanying statement of assets and liabilities of CCB Equity Fund (an investment portfolio of CCB Funds, a Massachusetts business trust), including the schedule of portfolio of investments, as of May 31, 2000, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of CCB Equity Fund (an investment portfolio of CCB Funds) as of May 31, 2000, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP

Boston, Massachusetts
July 24, 2000

CCB . Funds

Central Carolina Bank

CCB
Equity Fund

Prospectus

A Portfolio of CCB Funds

July 31, 2000

A Statement of Additional Information (SAI) dated July 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-386-3111.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Securities Corp. is the distributor of the fund.

Investment Company Act File No 811-6561
Cusip 12500E307

005826 (7/00)

[Graphic Representation Omitted--See Appendix]

MANAGEMENT DISCUSSION AND ANALYSIS

CCB Equity Fund

Annual Report for Fiscal Year Ended May 31, 2000

The investment objective of the CCB Equity Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The fund attempts to achieve its investment objective by investing primarily in a broad, diversified range of dividend paying common stocks in companies deemed to have above average earnings growth prospects that are available at reasonable prices.

The fund's total return was 7.78% and 16.12%, for the six and twelve month periods ended May 31, 2000, respectively. 1 Technology oriented stocks accounted for most of the gains in the market indexes over both the six and twelve month periods. The fund's key holdings in the technology sector (ie. Applied Materials, Cisco Systems, EMC, Intel and Texas Instruments) contributed the most to overall returns. 2

As of May 31, 2000, total fund assets were $93,961,827. The portfolio was 96.6% invested in common stocks and the remaining 3.5% in cash equivalents. The fund's diversity among economic sectors was as follows (stated as a percentage of total fund net assets):

Commercial Services	;	0.7%
Consumer Basics		7.7%
Consumer Non-Durables		2.8%
Electronic Technology [2]		24.1%
Energy Minerals		1.2%
Finance		17.1%
Health Technology		9.8%
Industrial Services		2.4%
Mortgage		2.6%
Non-Energy Minerals		2.3%
Oil		5.1%
Producer Manufacturing		5.1%
Retail		4.9%
Technology Services		2.7%
Utilities		8.1%
Other		3.5%

The fund's largest five positions as of May 31, 2000 were:

General Electric Co.	;	6.7%
Cisco Systems, Inc.		6.1%
Intel Corp.		4.4%
Citigroup, Inc.		4.0%
Exxon Mobil Corp.		3.4%

Strong economic growth has brought into question whether inflationary pressures can continue to be contained through productivity increases. The Federal Reserve Board (the "Fed") has implemented a series of rate hikes in an effort to slow the economy and lessen the inflation threat. Recent evidence of a meaningful slowdown in real gross domestic product growth implies that the Fed is probably close to achieving its objective.

Most stocks are reasonably valued at this juncture, notwithstanding the premium valuations afforded technology stocks. Profit growth will certainly moderate, thereby making stocks more susceptible to earnings disappointments. Against this backdrop, the potential for price appreciation in the major equity indexes is more subdued than has been the case in the past three years.

Thank you for your continued interest and investment in the CCB Equity Fund.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Funds that have higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

CCB EQUITY FUND

Growth of $10,000 Invested in CCB Equity Fund

[Graphic Representation Omitted--See Appendix]

Average Annual Total Return For The Period Ended May 31, 2000
1 Year	;	16.12%
5 Year		21.51%
Start of Performance (12/5/94)		22.61%

The graph above illustrates the hypothetical investment of $10,0001 in the CCB Equity Fund (the "Fund") from December 5, 1994 (start of performance) to May 31, 2000, compared to the Standard & Poor's 500 Index ("S&P 500") 2 .

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. This report must be preceded or accompanied by the fund's prospectus dated July 31, 2000, and together with financial statements contained therein, constitutes the fund's annual report.

1 Represents a hypothetical investment of $10,000 in the fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The fund's performance assumes the reinvestment of all dividends and distributions. The fund's performance assumes the reinvestment of all dividends and distributions. As of August 1, 1999, the fund Shares are sold without a sales charge.

2 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the fund's performance. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities. This index is unmanaged.

CCB Equity Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010
1-800-386-3111

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6561
Cusip 12500E307

G00926-02 (7-00)

[Graphic Representation Omitted--See Appendix]

STATEMENT OF ADDITIONAL INFORMATION

CCB EQUITY FUND

A Portfolio of CCB Funds

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for CCB Equity Fund (Fund), dated July
31, 2000. Obtain the prospectus and the Annual Report's Management Discussion &
Analysis without charge by calling 1-800-386-3111.

  July 31, 2000

                     CONTENTS
            How is the Fund Organized?                2
            Securities in Which the Fund Invests      2
            What do Shares Cost?                     13
            How is the Fund Sold?                    13
            Subaccounting Services                   14
            Redemption in Kind                       14
            Massachusetts Partnership Law            14
            Account and Share Information            15
            Tax Information                          15
            Who Manages and Provides Services to
               the Fund?                             15
            How Does the Fund Measure Performance?   20
            Investment Ratings                       22
            Addresses                                26

CUSIP 12500E307

005902 (7/00)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified  portfolio of CCB Funds (Trust).  The Trust is an open-end,  management  investment company that was established under the laws of the  Commonwealth  of  Massachusetts  on December 11, 1991.  The Trust may offer separate  series of shares  representing  interests  in separate  portfolios  of securities.  The Trust changed its name from 111 Corcoran Funds to CCB Funds and the Fund  changed its name from 111  Corcoran  Equity Fund to CCB Equity Fund on
May 13, 1998. The Fund's  investment  adviser is Central Carolina Bank and Trust
Company (Central Carolina Bank or Adviser).

SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities are a:

P = PRINCIPAL investment of the Fund; (shaded in chart)

A = ACCEPTABLE (but not principal) investment of the Fund

AGENCY SECURITIES                          A

AMERICAN DEPOSITORY RECEIPTS               A

BANK INSTRUMENTS                           A

COMMON STOCKS                              P

CONVERTIBLE SECURITIES                     A

CORPORATE DEBT SECURITIES                  A

DELAYED DELIVERY TRANSACTIONS              A

DERIVATIVE CONTRACTS                       A

INVESTING IN SECURITIES OF OTHER INVESTMENTA

COMPANIES

LENDING OF PORTFOLIOS SECURITIES           A

PREFERRED STOCKS                           A

REPURCHASE AGREEMENTS                      A

RESTRICTED AND ILLIQUID SECURITIES (1)     A

REVERSE REPURCHASE AGREEMENTS              A

SECURITIES OF FOREIGN ISSUERS (2)          A

TREASURY SECURITIES                        A

WARRANTS                                   A

ZERO COUPON SECURITIES                     A

     (1) The Fund will  limit  investments  in  illiquid  securities,  including certain restricted securities not determined by the Board of Trustees (Board) to be liquid, to 15% of its net assets.

     (2) The  Fund  will  not  invest  more  than  10% of its  total  assets  in securities of foreign issuers.

     In pursuing its investment  strategy,  the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

     Equity  securities  represent a share of an issuer's  earnings  and assets, after the issuer pays its  liabilities.  The Fund  cannot  predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or  distributions.  However,  equity  securities offer greater  potential for  appreciation  than many other types of securities, because their value increases  directly with the value of the issuer's business.
The  following  describes  the  types of  equity  securities  in which  the Fund invests.

COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive  the  issuer's  earnings  after the issuer  pays its  creditors  and any preferred  stockholders.  As a result,  changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions  before the  issuer  makes  payments  on its  common  stock.  Some preferred stocks also participate in dividends and distributions  paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

WARRANTS

     Warrants give the Fund the option to buy the issuer's equity  securities at a  specified  price  (the  exercise  price)  at a  specified  future  date  (the expiration  date).  The Fund may buy the  designated  securities  by paying  the exercise price before the expiration date.  Warrants may become worthless if the price of the stock  does not rise  above the  exercise  price by the  expiration date.  This increases the MARKET RISKS of warrants as compared to the underlying security.  Rights are the same as warrants,  except  companies  typically  issue rights to existing stockholders.

FIXED INCOME SECURITIES

     Fixed income  securities  pay  interest,  dividends or  distributions  at a specified rate. The rate may be a fixed  percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

     A security's  yield  measures the annual  income  earned on a security as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

     The following  describes the types of fixed income  securities in which the
Fund invests.

TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the
United States.  Treasury  securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

     Agency  securities  are issued or guaranteed  by a federal  agency or other government  sponsored entity acting under federal  authority (a GSE). The United
States  supports  some GSEs with its full faith and credit.  Other GSEs  receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because
the  federal  government  sponsors  their  activities.   Agency  securities  are
generally  regarded  as having  low  credit  risks,  but not as low as  treasury securities.

     The Fund treats  mortgage  backed  securities  guaranteed by GSEs as agency securities.  Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

     Corporate debt securities are fixed income securities issued by businesses.
The corporate debt  securities in which the Fund invests are rated,  at the time of purchase, at least Baa by Moody's Investors Service, Inc. ("Moody's"),  or at
least BBB by Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch"), or, if not
rated,  determined  by the Fund's  Adviser to be of comparable  quality.  Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt  securities.  The  Fund  may  also  purchase  interests  in bank  loans  to companies.  The credit  risks of  corporate  debt  securities  vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the  issuer  might  not make  payments  on  subordinated  securities  while continuing to make payments on senior securities.  In addition,  in the event of bankruptcy,  holders of senior  securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital  securities  notes,  also permit the issuer to defer payments under certain  circumstances.  For example,  insurance  companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

ZERO COUPON SECURITIES

     Zero  coupon  securities  do not pay  interest  or  principal  until  final maturity  unlike debt  securities  that  provide  periodic  payments of interest
(referred to as a coupon  payment).  Investors  buy zero coupon  securities at a price below the amount payable at maturity.  The difference between the purchase price and the amount  paid at  maturity  represents  interest on the zero coupon security.  Investors must wait until maturity to receive interest and principal, which  increases the market and credit risks of a zero coupon  security.  A zero coupon step-up security converts to a coupon security before final maturity.

BANK INSTRUMENTS

     Bank instruments are unsecured  interest bearing deposits with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CONVERTIBLE SECURITIES

     Convertible  securities are fixed income  securities  that the Fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the Fund to realize  additional returns if the market price of the equity securities  exceeds the conversion price. For example,  the Fund may hold fixed income  securities that are  convertible  into shares of common stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12,  the Fund  could  realize  an  additional  $2 per  share by converting its fixed income securities.

     Convertible  securities  have lower  yields than  comparable  fixed  income securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the
Fund to realize some of the  potential  appreciation  of the  underlying  equity securities with less risk of losing its initial investment.

     The convertible securities in which the Fund invests are rated, at the time of purchase,  at least BBB by S&P or Fitch,  or at least Baa by Moody's,  or, if not rated, determined by the Fund's Adviser to be of comparable quality.

     The Fund  treats  convertible  securities  as both fixed  income and equity securities for purposes of its investment  policies and limitations,  because of their unique characteristics.

FOREIGN SECURITIES

     Foreign  securities  are  securities  of issuers  based  outside the United
States. The Fund considers an issuer to be based outside the United States if:

o    it is organized  under the laws of, or has a principal  office  located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     The  only  foreign  securities  in  which  the Fund  invests  are  American
Depositary Receipts.

AMERICAN DEPOSITARY RECEIPTS

     American  Depositary  Receipts ("ADRs")  represent  interests in underlying securities issued by a foreign company.  The foreign securities  underlying ADRs are not  traded  in the  United  States.  ADRs  provide  a way to buy  shares of foreign-based  companies in the United States  rather than in overseas  markets.
ADRs are also traded in U.S. dollars,  eliminating the need for foreign exchange transactions. ADRs involve risks of foreign investing.

DERIVATIVE CONTRACTS

     Derivative contracts are financial  instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

     Many   derivative   contracts  are  traded  on  securities  or  commodities
exchanges.  In this case, the exchange sets all the terms of the contract except for the price.  Investors  make payments due under their  contracts  through the exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin  accounts to reflect losses  (or  gains) in the value of their  contracts.  This  protects  investors against potential defaults by the counterparty. Trading contracts on an exchange also allows  investors to close out their  contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

     The Fund may also  trade  derivative  contracts  over-the-counter  (OTC) in transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts may increase or decrease the Fund's exposure to market and currency  risks,  and may also expose the Fund to liquidity and leverage  risks.
OTC  contracts  also  expose  the  Fund to  credit  risks  in the  event  that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

     Futures  contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred  to as buying a  contract  or  holding a long  position  in the  asset.
Entering into a contract to sell an underlying asset is commonly  referred to as selling a contract or holding a short position in the asset.  Futures  contracts are  considered  to be commodity  contracts.  Futures  contracts  traded OTC are frequently referred to as forward contracts.

     The Fund may buy and sell the following types of futures  contracts:  stock index futures contracts and financial futures contracts.

OPTIONS

     Options are rights to buy or sell an underlying asset for a specified price
(the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the  underlying  asset from the seller
(writer)  of the  option.  A put  option  gives the holder the right to sell the underlying asset to the writer of the option.  The writer of the option receives a payment,  or premium,  from the buyer,  which the writer keeps  regardless  of whether the buyer uses (or exercises) the option.

The Fund may:

o    Buy put options on portfolio  securities and financial futures contracts in anticipation of a decrease in the value of the underlying asset.

o    Write call options on portfolio  securities and financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is  exercised,  the Fund  foregoes  any  possible  profit  from an increase  in the market  price of the  underlying  asset over the  exercise price plus the premium received.

o    Buy or write options to close out existing options positions.

     When the Fund writes  options on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

     Repurchase  agreements are  transactions  in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually  agreed upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase  agreements are repurchase  agreements in which the Fund is the  seller  (rather  than  the  buyer)  of the  securities,  and  agrees  to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase  agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price,  regardless  of the market  value of the  security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

     Delayed  delivery  transactions,  including when issued  transactions,  are arrangements in which the Fund buys securities for a set price, with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

     The Fund may lend portfolio  securities to borrowers that the Adviser deems creditworthy.  In return,  the Fund receives cash or liquid  securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities.

     The Fund will  reinvest cash  collateral  in securities  that qualify as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on  securities  while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay  administrative  and custodial fees in connection  with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks.

RESTRICTED AND ILLIQUID SECURITIES

     The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may  otherwise  invest  pursuant to its  investment objective and policies,  but which are subject to  restrictions  on resale under federal  securities laws.  However,  the Fund will limit investments in illiquid securities,  including certain restricted securities not determined by the Board to be liquid, to 15% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

     The Adviser will  determine  whether a security is  investment  grade based upon the  credit  ratings  given  by one or more  nationally  recognized  rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment  grade  securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal  (default)
when due on each  security.  Lower credit  ratings  correspond  to higher credit risk. If a security has not received a rating,  the Fund must rely entirely upon the Adviser's  credit  assessment  that the security is comparable to investment grade.

INVESTMENT RISKS

     There are many  factors  which may affect an  investment  in the Fund.  The
Fund's principal risks are described in its prospectus.  Additional risk factors are outlined below.

STOCK MARKET RISKS

     The value of equity  securities in the Fund's portfolio will rise and fall.
These fluctuations could be a sustained trend or a drastic movement.  The Fund's portfolio  will  reflect  changes in prices of  individual  portfolio  stocks or general changes in stock  valuations.  Consequently,  the Fund's share price may decline.

     The Adviser  attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities.  However,  diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

     Companies  with similar  characteristics  may be grouped  together in broad categories called sectors.  Sector risk is the possibility that a certain sector may  underperform  other  sectors  or the  market  as a  whole.  As the  Adviser allocates  more of the Fund's  portfolio  holdings to a particular  sector,  the
Fund's  performance will be more susceptible to any economic,  business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR VALUE

     Due to their  relatively  low  valuations,  value stocks are typically less volatile  than  growth  stocks.  For  instance,  the price of a value  stock may experience  a smaller  increase  on a forecast  of higher  earnings,  a positive fundamental development,  or positive market development.  Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

     Generally,  the smaller the market  capitalization of a company,  the fewer the  number of  shares  traded  daily,  the less  liquid  its stock and the more volatile its price.  Market  capitalization  is  determined by  multiplying  the number of its outstanding shares by the current market price per share.

     Companies  with smaller market  capitalizations  also tend to have unproven track records,  a limited product or service base and limited access to capital.
These factors also increase  risks and make these  companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

     Trading  opportunities  are more limited for equity securities that are not widely  held.  This may make it more  difficult  to sell or buy a security  at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment
opportunity,   any  of  which  could  have  a  negative  effect  on  the  Fund's performance.  Infrequent  trading of securities  may also lead to an increase in their price volatility.

     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this happens,  the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.

CREDIT RISKS

     Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the Fund to lose the  benefit  of the  transaction  or prevent  the Fund from  selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

     Prices of fixed income  securities  rise and fall in response to changes in the interest rate paid by similar  securities.  Generally,  when interest  rates rise, prices of fixed income securities fall. However,  market factors,  such as the  demand  for  particular  fixed  income  securities,  may cause the price of certain  fixed income  securities  to fall while the prices of other  securities rise or remain unchanged.

     Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS OF FOREIGN INVESTING

     Foreign  securities  pose  additional  risks  because  foreign  economic or political  conditions  may be less  favorable  than those of the United  States.
Securities  in foreign  markets  may also be subject to taxation  policies  that reduce returns for U.S. investors.

     Foreign  companies  may  not  provide  information   (including   financial
statements)  as  frequently  or to as great an extent as companies in the United
States.  Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform  accounting,  auditing and financial  reporting  standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining  information  concerning foreign companies  that  is as  frequent,  extensive  and  reliable  as the  information available concerning companies in the United States.

     Foreign  countries may have restrictions on foreign ownership of securities or may impose  exchange  controls,  capital flow  restrictions  or  repatriation
restrictions   which  could  adversely   affect  the  liquidity  of  the  Fund's
investments.

FUNDAMENTAL INVESTMENT OBJECTIVE

     The Fund's investment objective is to provide high total return over longer periods of time through  appreciation  of capital and current income provided by dividends and interest payments.  The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

     The Fund will not sell any  securities  short or purchase any securities on margin, other than in connection with buying stock index futures contracts,  put options on stock index futures,  put options on financial  futures and portfolio securities,  and writing  covered call options,  but may obtain such  short-term credits as may be necessary  for  clearance of purchases  and sales of portfolio securities.  A deposit or payment by the Fund of initial or variation  margin in connection  with  futures  contracts  or  related  options  transactions  is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

     The Fund will not issue senior  securities  except that the Fund may borrow money  directly  or  through  reverse  repurchase  agreements  in  amounts up to one-third of the value of its total assets, including the amounts borrowed.

     The Fund will not borrow money or engage in reverse  repurchase  agreements for investment leverage, but rather as a temporary,  extraordinary, or emergency measure to  facilitate  management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

     The Fund will not mortgage,  pledge,  or  hypothecate  any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's  assets:  (a) the deposit of assets in escrow in  connection  with the writing of covered  put or call  options and the purchase of securities on a when- issued basis; and (b) collateral  arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts.

INVESTING IN REAL ESTATE

     The  Fund  will  not  purchase  or  sell  real  estate,  including  limited partnership  interests,  although it may invest in the  securities  of companies whose  business  involves the  purchase or sale of real estate or in  securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

     The Fund will not purchase or sell  commodities,  commodity  contracts,  or commodity futures contracts. However, the Fund may purchase put options on stock index futures, put options on financial futures,  stock index futures contracts, and put options on portfolio securities, and may write covered call options.

UNDERWRITING

     The Fund will not underwrite  any issue of securities,  except as it may be deemed to be an underwriter  under the Securities Act of 1933 in connection with the sale of securities  which the Fund may purchase  pursuant to its  investment objective, policies, and limitations.

DIVERSIFICATION OF INVESTMENTS

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items,  or securities  issued or guaranteed by the government of the United
States  or  its  agencies  or   instrumentalities   and  repurchase   agreements
collateralized  by  such  securities)  if,  as a  result,  at the  time  of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer,  or if it would own more than 10% of the  outstanding voting securities of any one issuer.

CONCENTRATION OF INVESTMENTS

     The Fund will not  invest  25% or more of the value of its total  assets in any one industry.  However,  the Fund may invest 25% or more of the value of its assets  in cash or cash  items,  securities  issued  or  guaranteed  by the U.S.
government,  its agencies or instrumentalities,  or instruments secured by these money market instruments, such as repurchase agreements.

LENDING CASH OR SECURITIES

     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding money market  instruments, repurchase  agreements,  obligations  of the U.S.  government,  its  agencies or
instrumentalities,   variable  rate  demand  notes,  bonds,  debentures,  notes, certificates of  indebtedness,  or certain debt  instruments as permitted by its investment  objective,  policies,  and limitations or the Trust's Declaration of
Trust.

     THE ABOVE LIMITATIONS  CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND
BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING  SECURITIES," AS DEFINED BY
THE INVESTMENT COMPANY ACT. THE FOLLOWING  LIMITATIONS,  HOWEVER, MAY BE CHANGED
BY THE BOARD WITHOUT SHAREHOLDER APPROVAL.  SHAREHOLDERS WILL BE NOTIFIED BEFORE
ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

INVESTING IN ILLIQUID SECURITIES

     The Fund will not  invest  more than 15% of the value of its net  assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days  after  notice,  non-negotiable  fixed time  deposits  with maturities over seven days, over-the-counter options, and certain securities not determined by the Trustees to be liquid.

PURCHASING SECURITIES TO EXERCISE CONTROL

     The  Fund  will  not  purchase  securities  of a  company  for  purpose  of exercising control or management.

WRITING COVERED CALL OPTIONS

     The Fund will not write call options on  securities  unless the  securities are held in the  Fund's  portfolio  or unless  the Fund is  entitled  to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with  respect to borrowing  money,  if a  percentage  limitation  is adhered to at the time of investment, a later increase or decrease in percentage resulting  from any change in value or net assets will not result in a violation of such restriction.

     The Fund does not intend to borrow money or pledge  securities in excess of
5% of the value of its net assets during the coming fiscal year. For purposes of its policies and  limitations,  the Fund considers  certificates  of deposit and demand and time deposits  issued by a U.S.  branch of a domestic bank or savings
and  loan  having  capital,   surplus,   and  undivided  profits  in  excess  of
$100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o    for equity  securities,  according  to the last sale price in the market in which they are primarily traded (either a national  securities  exchange or the over-the-counter market), if available;

o    in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o    for  fixed  income  securities,  at  the  last  sale  price  on a  national
     securities  exchange,  if  available,   otherwise,   as  determined  by  an
     independent pricing service;

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for  short-term  obligations,  according  to the mean between bid and asked prices  as  furnished  by  an  independent  pricing  service,  except  that short-term  obligations  with remaining  maturities of less than 60 days at the time of  purchase  may be valued at  amortized  cost or at fair  market value as determined in good faith by the Board; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

     Prices provided by independent  pricing services may be determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

 WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share  fluctuates  and is based on the market value of all securities and other assets of the Fund.

HOW IS THE FUND SOLD?

     Under the Distributor's  Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

     The  Fund  may pay  Federated  Administrative  Services,  a  subsidiary  of
Federated Investors,  Inc.  (Federated),  for providing shareholder services and maintaining shareholder accounts.  Federated  Administrative Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment  professionals  may  be  paid  fees  out of  the  assets  of the
Distributor  and/or  Federated  Administrative  Services  (but  not  out of Fund
assets).  The  Distributor  and/or  Federated  Administrative  Services  may  be
reimbursed by the Adviser or its affiliates.

     Investment     professionals    receive    such    fees    for    providing
distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel,  sponsoring  other  activities  intended to promote sales, and maintaining  shareholder accounts These payments may be based upon such factors as the number or value of Shares the  investment  professional sells or may sell;  the value of client  assets  invested;  and/or  the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

     Certain  investment  professionals  may  wish to use the  transfer  agent's subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

 REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940
Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such Share class during any 90-day period.

     Any Share redemption  payment greater than this amount will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind,  shareholders  receiving the portfolio securities and selling them before  their  maturity  could  receive  less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances,  shareholders may be held personally liable as partners under  Massachusetts  law for  obligations of the Trust. To protect its shareholders,  the Trust has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Trust.

     In the  unlikely  event a  shareholder  is held  personally  liable for the
Trust's  obligations,  the Trust is required by the  Declaration of Trust to use its property to protect or compensate  the  shareholder.  On request,  the Trust will defend any claim made and pay any judgment  against a  shareholder  for any act or  obligation  of the  Trust.  Therefore,  financial  loss  resulting  from liability as a  shareholder  will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee  elections and other matters submitted to shareholders for vote.

     All Shares of the Trust have equal  voting  rights,  except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Trustees  may be  removed  by the  Board or by  shareholders  at a  special meeting.  A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's  outstanding shares

     As July 3, 2000, the following shareholders owned of record,  beneficially, or both, 5% or more of outstanding  Shares:  Central Carolina Bank &  Trust,
Durham, NC, owned approximatly 3,807,160 Shares (87.06%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to  affect  the  outcome  of  certain  matters  presented  for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

     The Fund  intends to meet  requirements  of  Subchapter  M of the  Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not  receive  special  tax  treatment  and will pay federal income tax.

     The Fund will be treated as a single,  separate  entity for federal  income tax purposes so that income earned and capital gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's  business affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
Information  about  each  Board  member  is  provided  below and  includes  each person's:  name,  address,  birth date, present position(s) held with the Trust, principal  occupations  for the past five years and positions  held prior to the past five years, and total compensation received as a Trustee from the Trust for its most recent fiscal year.  The Trust is comprised of one fund and is the only investment company in the Fund Complex.

     As of July 3, 2000,  the Fund's  Board and  Officers  as a group owned less than 1% of the Fund's outstanding Shares.

------------------------------------------------------------------------------
NAME
BIRTH DATE

ADDRESS                                                         AGGREGATE
POSITION WITH         PRINCIPAL OCCUPATIONS                     COMPENSATION
TRUST                 FOR PAST FIVE YEARS                       FROM TRUST

JOHN F. DONAHUE*+     Chief Executive Officer and Director               $0
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
Federated Investors   Federated Investors, Inc.; Chairman,
Tower                 Federated Investment Management
1001 Liberty Avenue   Company, Federated Global Investment
Pittsburgh, PA        Management Corp. and Passport
CHAIRMAN AND TRUSTEE  Research, Ltd. ; formerly: Trustee,
                         Federated Investment Management

                       Company and Chairman and Director,

                        Federated Investment Counseling.

THOMAS G. BIGLEY      Director or Trustee of the Federated         $951.714
Birth Date:           Fund Complex; Director, Member of
February 3, 1934      Executive Committee, Children's
15 Old Timber Trail   Hospital of Pittsburgh; Director,
Pittsburgh, PA        Robroy Industries, Inc. (coated steel
TRUSTEE               conduits/computer storage equipment);
                      formerly: Senior Partner, Ernst &
                      Young LLP; Director, MED 3000 Group,
                      Inc. (physician practice management);
                      Director, Member of Executive
                      Committee, University of Pittsburgh.

JOHN T. CONROY, JR.   Director or Trustee of the Federated          $988.44
Birth Date: June      Fund Complex; President, Investment
23, 1937              Properties Corporation; Senior Vice
Grubb &           President, John R. Wood and
Ellis/Investment      Associates, Inc., Realtors; Partner or
Properties            Trustee in private real estate
Corporation           ventures in Southwest Florida;
3201 Tamiami Trail    formerly: President, Naples Property
North                 Management, Inc. and Northgate Village
Naples, FL            Development Corporation.
TRUSTEE

NICHOLAS P.           Director or Trustee of the Federated          $585.24
CONSTANTAKIS          Fund Complex; Director, Michael Baker
Birth Date:           Corporation (engineering,
September 3, 1939     construction, operations and technical
175 Woodshire Drive   services); formerly: Partner, Andersen
Pittsburgh, PA        Worldwide SC.
TRUSTEE

JOHN F. CUNNINGHAM    Director or Trustee of some of the            $898.43
Birth Date: March     Federated Fund Complex; Chairman,
5, 1943               President and Chief Executive Officer,
353 El Brillo Way     Cunningham & Co., Inc. (strategic
Palm Beach, FL        business consulting); Trustee
TRUSTEE               Associate, Boston College; Director,
                      Iperia Corp.
                      (communications/software); formerly:
                      Director, Redgate Communications and

                      EMC Corporation (computer storage systems).

                       Previous Positions: Chairman of the

                       Board and Chief Executive Officer,

                     Computer Consoles, Inc.; President and

                      Chief Operating Officer, Wang

                     Laboratories; Director, First National

                        Bank of Boston; Director, Apollo
                                 Computer, Inc.

LAWRENCE D. ELLIS,    Director or Trustee of the Federated          $898.43
M.D.*                 Fund Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh; Medical
11, 1932              Director, University of Pittsburgh
3471 Fifth Avenue     Medical Center - Downtown;
Suite 1111            Hematologist, Oncologist and
Pittsburgh, PA        Internist, University of Pittsburgh
TRUSTEE               Medical Center; Member, National Board

                        of Trustees, Leukemia Society of
                                    America.

PETER E. MADDEN       Director or Trustee of the Federated          $935.16
Birth Date: March     Fund Complex; formerly:
16, 1942              Representative, Commonwealth of
One Royal Palm Way    Massachusetts General Court;
100 Royal Palm Way    President, State Street Bank and Trust
Palm Beach, FL        Company and State Street Corporation.
TRUSTEE

                     Previous Positions: Director, VISA USA

                      and VISA International; Chairman and

                         Director, Massachusetts Bankers

                        Association; Director, Depository

                      Trust Corporation; Director, The
                      Boston Stock Exchange.

CHARLES F.            Director or Trustee of some of the            $988.44
MANSFIELD, JR.        Federated Fund Complex; Executive Vice
Birth Date: April     President, Legal and External Affairs,
10, 1945              Dugan Valva Contess, Inc. (marketing,
80 South Road         communications, technology and
Westhampton Beach,    consulting); formerly: Management
NY                    Consultant.

TRUSTEE               Previous Positions: Chief Executive
                      Officer, PBTC International Bank;
                      Partner, Arthur Young & Company (now
                      Ernst & Young LLP); Chief Financial
                      Officer of Retail Banking Sector,
                      Chase Manhattan Bank; Senior Vice
                      President, Marine Midland Bank; Vice
                      President, Citibank; Assistant
                      Professor of Banking and Finance,
                      Frank G. Zarb School of Business,
                      Hofstra University.

JOHN E. MURRAY,       Director or Trustee of the Federated          $935.16
JR., J.D., S.J.D.#    Fund Complex; President, Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Consulting Partner, Mollica & Murray;
President, Duquesne   Director, Michael Baker Corp.
University            (engineering, construction, operations
Pittsburgh, PA        and technical services).
TRUSTEE

                     Previous Positions: Dean and Professor

                        of Law, University of Pittsburgh

                      School of Law; Dean and Professor of

                       Law, Villanova University School of
                                      Law.

MARJORIE P. SMUTS     Director or Trustee of the Federated          $898.43
Birth Date: June      Fund Complex; Public
21, 1935              Relations/Marketing/Conference
4905 Bayard Street    Planning.

Pittsburgh, PA

TRUSTEE               Previous Positions: National

                        Spokesperson, Aluminum Company of

                      America; television producer; business owner.

JOHN S. WALSH         Director or Trustee of some of the            $898.43
Birth Date:           Federated Fund Complex; President and
November 28, 1957     Director, Heat Wagon, Inc.
2007 Sherwood Drive   (manufacturer of construction
Valparaiso, IN        temporary heaters); President and
TRUSTEE               Director, Manufacturers Products, Inc.
                      (distributor of portable construction
                      heaters); President, Portable Heater
                      Parts, a division of Manufacturers
                      Products, Inc.; Director, Walsh &
                      Kelly, Inc. (heavy highway
                      contractor); formerly: Vice President,
                      Walsh & Kelly, Inc.

J. CHRISTOPHER        President or Executive Vice President              $0
DONAHUE+*             of the Federated Fund Complex;
 Birth Date: April    Director or Trustee of some of the
11, 1949              Funds in the Federated Fund Complex;
Federated Investors   President, Chief Executive Officer and
Tower                 Director, Federated Investors, Inc.;
1001 Liberty Avenue   President, Chief Executive Officer and
Pittsburgh, PA        Trustee, Federated Investment
EXECUTIVE VICE        Management Company; Trustee, Federated
PRESIDENT AND         Investment Counseling; President,
TRUSTEE               Chief Executive Officer  and Director,
                     Federated Global Investment Management

                      Corp.; President and Chief Executive

                        Officer, Passport Research, Ltd.;

                         Trustee, Federated Shareholder

                      Services Company; Director, Federated

                      Services Company; formerly: President,
                        Federated Investment Counseling.

EDWARD C. GONZALES    President, Executive Vice President                $0
Birth Date: October   and Treasurer of some of the Funds in
22, 1930              the Federated Fund Complex; Vice
Federated Investors   Chairman, Federated Investors, Inc.;
Tower                 Trustee, Federated Administrative
1001 Liberty Avenue   Services;     formerly: Trustee or
Pittsburgh, PA        Director of some of the Funds in the
PRESIDENT AND         Federated Fund Complex; CEO and
TREASURER             Chairman, Federated Administrative
                       Services; Vice President, Federated

                         Investment Management Company,

                        Federated Investment Counseling,

                     Federated Global Investment Management

                       Corp. and Passport Research, Ltd.;

                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

JOHN W. MCGONIGLE     Executive Vice President and Secretary             $0
Birth Date: October   of the Federated Fund Complex;
26, 1938              Executive Vice President, Secretary
Federated Investors   and Director, Federated Investors,
Tower                 Inc.; formerly: Trustee, Federated
1001 Liberty Avenue   Investment Management Company and
Pittsburgh, PA        Federated Investment Counseling;
EXECUTIVE VICE        Director, Federated Global Investment
PRESIDENT AND         Management Corp., Federated Services
SECRETARY             Company and  Federated Securities Corp.

RICHARD B. FISHER     President or Vice President of some of             $0
Birth Date: May 17,   the Funds in the Federated Fund
1923                  Complex; Vice Chairman, Federated
Federated Investors   Investors, Inc.; Chairman, Federated
Tower                 Securities Corp.; formerly: Director
1001 Liberty Avenue   or Trustee of some of the Funds in the
Pittsburgh, PA        Federated Fund Complex,; Executive
VICE PRESIDENT        Vice President, Federated Investors,
                      Inc. and Director and Chief Executive

                       Officer, Federated Securities Corp.

------------------------------------------------------------------------------
JOSEPH S. MACHI

Birth Date: May 22,   Vice President and Assistant Treasurer             $0
1962                  of some of the Funds.
Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT AND
ASSISTANT TREASURER

* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS
DEFINED IN THE 1940 ACT. # A POUND SIGN DENOTES A MEMBER OF THE BOARD'S
EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS
MEETINGS. + MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE
PRESIDENT AND TRUSTEE OF THE TRUST.

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

     The  Adviser  shall  not be  liable  to the  Trust,  the  Fund or any  Fund shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any  security  or for  anything  done or omitted by it,  except  acts or omissions  involving  willful  misfeasance,  bad  faith,  gross  negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of internal  controls  maintained by the Adviser to restrict the flow of
non-public  information,   Fund  investments  are  typically  made  without  any
knowledge  of the  Adviser  or its  affiliates'  lending  relationships  with an issuer.

SUB-ADVISER

     The Fund is sub-advised by Franklin Street Advisors,  Inc.  Pursuant to the terms of an investment  sub-advisory  agreement between the Adviser and Franklin
Street Advisors, Inc. (Sub-Adviser),  the Sub-Adviser manages the Fund's assets, including buying and selling  portfolio  securities.  The Sub-Adviser is paid by the Adviser and not by the Fund. In no event shall the Fund be  responsible  for any fees due to the Sub-Adviser for its services to the Adviser.

 CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

     As required by SEC rules,  the Fund, its Adviser,  and its Distributor have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

     When  selecting  brokers  and  dealers to handle the  purchase  and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio  instruments,  except when a better price and execution of the order can be obtained elsewhere.  The Adviser may select brokers and dealers based on whether they also offer  research  services (as  described  below).  In selecting  among  firms  believed to meet these  criteria,  the Adviser may give consideration  to those firms which have sold or are selling  Shares of the Fund and other funds  distributed by the Distributor and its affiliates.  The Adviser makes  decisions  on  portfolio  transactions  and  selects  brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

     Research services may include advice as to the advisability of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services  may be used by the Adviser or by  affiliates  of Federated in advising other  accounts.  To the extent  that  receipt  of these  services  may  replace services for which the Adviser or its affiliates  might  otherwise have paid, it would tend to reduce their  expenses.  The Adviser and its  affiliates  exercise reasonable  business judgment in selecting those brokers who offer brokerage and research  services to execute  securities  transactions.  They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal  year  ended,  May 31,  2000,  the Fund's  Adviser  directed brokerage  transactions  to  certain  brokers  due  to  research  services  they provided.  The total amount of these transactions was $168,869,666 for which the
Fund paid $149,527 in brokerage commissions.

     Investment  decisions  for the Fund are made  independently  from  those of other  accounts  managed by the Adviser.  When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated   Services   Company,   a  subsidiary  of   Federated,   provides
administrative  personnel  and services  (including  certain legal and financial reporting  services)  necessary to operate the Fund.  Federated Services Company provides these at the following  annual rate of the average  aggregate daily net assets of all Federated Funds as specified below:

                          AVERAGE AGGREGATE DAILY
MAXIMUM                   NET ASSETS OF THE
ADMINISTRATIVE FEE        FEDERATED FUNDS
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per  portfolio.  Federated  Services  Company may  voluntarily  waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping  services with respect to the Fund's  portfolio  investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

     Fifth Third Bank,  Cincinnati,  Ohio, is custodian for the  securities  and cash of the Fund.  Federated  Services Company  provides certain  accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this  service is based upon the level of the Fund's  average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated   Services  Company,   through  its  registered   transfer  agent
subsidiary,  Federated  Shareholder  Services  Company,  maintains all necessary shareholder  records.  The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

     The independent public accountant for the Fund, Arthur Andersen, LLP, plans and  performs  its audit so that it may  provide an  opinion  as to whether  the
Fund's  financial  statements  and  financial  highlights  are free of  material misstatement.

 FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED MAY 31,              2000                1999            1998
Advisory Fee Earned                 $834,859          $1,420,177      $1,713,011
Advisory Fee Reduction              $176,794            $148,367        $141,072
Sub-Advisory Fee                    $638,404          $1,085,528      $1,309,949
Brokerage Commissions               $139,688            $239,314        $291,312
Administrative Fee                  $148,276            $241,260        $290,642

HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may  advertise  Share  performance  by using  the  Securities  and
Exchange   Commission's  (SEC)  standard  method  for  calculating   performance
applicable to all mutual funds.  The SEC also permits this standard  performance information to be accompanied by non-standard performance information.

     The  performance  of Shares  depends  upon  such  variables  as:  portfolio quality;  average portfolio  maturity;  type and value of portfolio  securities;
changes in interest rates;  changes or differences in the Fund's or any class of
Shares' expenses; and various other factors.

     Share performance  fluctuates on a daily basis largely because net earnings fluctuate  daily.  Both net earnings and offering price per Share are factors in the computation of yield and total return.

 AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total return are given for the one-year, five-year and Start of Performance periods ended May 31, 2000.

Yield is given for the 30-day period ended May 31, 2000.

                                                         Start of
                                                         Performance on

                     30-DAY PERIOD    1 Year    5 Years  December 5, 1994

Total Return         N/A              16.12%    21.51%   22.61%
Yield                0.28%            N/A       N/A      N/A
----------------------------------------------------------------------------

 TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific  period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average  compounded  rate of return for a given period that would equate a $1,000  initial  investment  to the ending  redeemable value of that investment.  The ending redeemable value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000,  less any  applicable  sales  charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends and distributions.

YIELD

     The yield of Shares  is  calculated  by  dividing:  (i) the net  investment income per Share earned by the Shares over a 30-day period;  by (ii) the maximum offering  price per  Share on the last day of the  period.  This  number is then annualized using semi-annual  compounding.  This means that the amount of income generated  during the 30-day period is assumed to be generated each month over a
12-month  period  and is  reinvested  every  six  months.  The  yield  does  not necessarily  reflect  income  actually  earned  by  Shares  because  of  certain adjustments  required  by the  SEC  and,  therefore,  may not  correlate  to the dividends or other distributions paid to shareholders.

     To the extent investment  professionals and  broker/dealers  charge fees in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

     The Fund may  compare  its  performance,  or  performance  for the types of securities  in which it invests,  to a variety of other  investments,  including federally insured bank products such as bank savings  accounts,  certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance.  When comparing performance,  you should consider all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:

o    STANDARD  &  POOR'S  ("S&P")  DAILY STOCK PRICE INDEX OF 500 COMMON
     STOCKS,   which  is  a  composite  index  of  common  stocks  in  industry, transportation, and financial and public utility companies, and can be used to compare to the total  returns of funds  whose  portfolios  are  invested primarily in common stocks. In addition,  the S&P assumes reinvestments of all dividends  paid by stocks  listed on its index.  Taxes due on any of these  distributions  are not  included,  nor are  brokerage  or other fees calculated in S&P figures.

o    LIPPER ANALYTICAL SERVICES,  INC. ranks funds in various fund categories by making comparative  calculations  using total return.  Total return assumes the  reinvestment of all capital gains  distributions  and income dividends and takes into  account  any change in the  maximum  offering  price over a specific  period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.

o    MORNINGSTAR,  INC., an independent rating service,  is the publisher of the bi-weekly  MUTUAL FUND  VALUES.  MUTUAL  FUND VALUES  rates more than 1,000
     NASDAQ-listed  mutual funds of all types,  according to their risk-adjusted returns.  The maximum  rating is five stars,  and ratings are effective for two weeks.

Investment Ratings

STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS

     AAA--Debt  rated AAA has the highest rating  assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

     AA--Debt  rated AA has a very  strong  capacity to pay  interest  and repay principal and differs from the higher-rated issues only in small degree.

     A--Debt rated A has a strong  capacity to pay interest and repay  principal although it is somewhat more  susceptible  to the adverse  effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB--Debt  rated BBB is  regarded  as having an  adequate  capacity  to pay interest and repay principal.  Whereas it normally exhibits adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for debt in this category than in higher-rated categories.

     BB--Debt  rated BB has less near-term  vulnerability  to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse  business,  financial,  or  economic  conditions  which  could  lead  to inadequate  capacity to meet timely  interest  and  principal  payments.  The BB rating  category  is also  used for debt  subordinated  to  senior  debt that is assigned an actual or implied BBB rating.

     B--Debt  rated B has a greater  vulnerability  to default but currently has the  capacity  to meet  interest  payments  and  principal  repayments.  Adverse business,  financial,  or economic  conditions  will likely  impair  capacity or willingness to pay interest and repay  principal.  The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied
BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable  vulnerability to default, and is dependent upon favorable business,  financial, and economic conditions to meet timely  payment of interest  and  repayment of  principal.  In the event of adverse business,  financial,  or economic conditions,  it is not likely to have the  capacity to pay interest and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B rating.

     CC--The rating CC typically is applied to debt  subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The  rating C typically is applied to debt  subordinated  to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a  situation  where a  bankruptcy  petition  has been  filed,  but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

     AAA--Bonds  which are rated AAA are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are generally  referred to as gilt edged.  Interest  payments are protected by a large or by an  exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds  which  are  rated AA are  judged  to be of high  quality  by all standards.  Together with the AAA group,  they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal  and interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium-grade  obligations,
(i.e., they are neither highly protected nor poorly secured).  Interest payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

     BA--Bonds  which are BA are  judged  to have  speculative  elements;  their future cannot be considered  as well assured.  Often the  protection of interest and  principal  payments may be very  moderate and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

     B--Bonds which are rated B generally lack  characteristics of the desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing.  Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a  high  degree.  Such  issues  are  often  in  default  or  have  other  marked shortcomings.

     C--Bonds which are rated C are the lowest-rated  class of bonds, and issues so rated can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

     AAA--Bonds  considered  to be  investment  grade and of the highest  credit quality.  The obligor has an  exceptionally  strong  ability to pay interest and repay  principal,  which is unlikely to be  affected by  reasonably  foreseeable events.

     AA--Bonds  considered  to be  investment  grade  and of  very  high  credit quality.  The  obligor's  ability to pay  interest  and repay  principal is very strong,  although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality.  The obligor's  ability to pay  interest  and repay  principal  is  considered  to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds  considered to be investment  grade and of  satisfactory  credit quality. The obligor's ability to pay interest and repay principal is considered to be  adequate.  Adverse  changes in  economic  conditions  and  circumstances, however,  are more likely to have adverse  impact on these bonds,  and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay  principal  may be  affected  over time by adverse  economic  changes.
However,  business and  financial  alternatives  can be  identified  which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly  speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal  and  interest  reflects the  obligor's  limited  margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied,  may lead to  default.  The  ability to meet  obligations  requires an advantageous business and economic environment.

     CC--Bonds are minimally  protected.  Default in payment of interest  and/or principal seems probable over time.

     C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

     PRIME-1--Issuers rated Prime-1 (or related supporting  institutions) have a superior capacity for repayment of short-term  promissory  obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o     Well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2--Issuers rated Prime-2 (or related supporting  institutions) have a strong capacity for repayment of short-term  promissory  obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios,  while sound, will be more subject to variation.  Capitalization  characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A-1--This  designation indicates that the degree of safety regarding timely payment is strong.  Those issues  determined to possess  extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity  for  timely  payment  on  issues  with this  designation  is satisfactory.  However,  the  relative  degree  of  safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

     FITCH-1--(Highest  Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

CCB EQUITY FUND
(A Portfolio of CCB Funds)
5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Central Carolina Bank and Trust Company
111 Corcoran Street

Durham, NC 27702

SUB-ADVISER
Franklin Street Advisors, Inc.
6330 Quadrangle Drive
Chapel Hill, NC 27514

CUSTODIAN

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812
The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner. CCB Equity Fund (the "Fund") is represented by a solid line. The Standard & Poor's 500 Incex (S&P 500) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund. The "x" axis reflects computation periods from 12/5/94 to 5/31/00. The "y" axis reflects the cost of the investment, starting at $20,000 and increasing in increments of $5,000 up to $40,000. The right margin reflects the ending value of the hypothetical investment in the Fund's Shares as compared to S&P 500. The ending values were $29,233 and $34,907 respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the one-year, five-year periods ended 2/29/00 and from the Fund's start of performance (12/5/94) to 2/29/00. The total returns were 16.12%, 21.51% and 22.61%.